Business combination - Schedule of Purchase Price Allocation Corellium (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 01, 2025	Dec. 31, 2024
Business Combination [Line Items]
Goodwill	$ 119,559		$ 28,714
Corellium
Business Combination [Line Items]
Net Assets		$ 10,068
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived		73,049
Goodwill		90,845
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total		156,116
Corellium | Technology-Based Intangible Assets [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived		57,667
Corellium | Customer Relationships [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived		10,347
Corellium | Backlog
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived		$ 5,035